Redeemable series E convertible preferred stock (FY)	12 Months Ended
Dec. 31, 2019
Redeemable series E convertible preferred stock [Abstract]
Redeemable series E convertible preferred stock
Note 14 – Redeemable series E convertible preferred stock

On May 6, 2019, the Company acquired 2,633,678 outstanding shares of Series E, which represented an element of the purchase price and were recorded at fair value (on an as converted into common stock basis) based on the $6.00 per share closing price of Better Choice Company’s shares of common stock as they remained outstanding after the reverse acquisitions discussed in “Note 2 - Acquisitions” above. The Series E has a stated value of $0.99 per share; is convertible to common stock at a price of $0.78 per share.

On May 10, 2019 and May 13, 2019, holders of the Company’s Series E converted 689,394 and 236,364 preferred shares into 875,000 and 300,000 shares of the Company’s common stock, respectively.

On November 21, 2019, holders of the Company’s Series E converted 320,542 preferred shares into 406,841 shares of the Company’s common stock.

As of December 31, 2019, 1,387,378 shares of Series E remain outstanding.

The rights, preferences and privileges of Series E are as follows:

Voting

The Series E has voting rights equal to those of the underlying common stock and ranks senior in respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Dividends

The holders of the Series E are entitled to receive cumulative dividends at a rate of 10% per annum on the stated value. Each Holder of Series E will be entitled to receive dividends or distributions on each share of Series E on an as converted into common stock basis. Pursuant to waiver letters executed by each investor, the holders of the Company’s Series E agreed to waive their right to the distribution of dividends until October 22, 2020. Dividends accrued are $0.3 million as of December 31, 2019 and remain unpaid.  There were no dividends accrued as at December 31, 2018.

Liquidation

In the event of a Liquidation Event, the holders of Series E will be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders, before any amount shall be paid to the holders of any of shares of common stock, an amount per share of Series E Preferred equal to the greater of (A) the sum of (1) the Stated Value thereof plus (2) the Additional Amount thereon and any accrued and unpaid Late Charges with respect to such Stated Value and Additional Amount as of such date of determination (the “Conversion Amount”) and (B) the amount per share such holder of Series E would receive if such holder converted such Series E into common stock immediately prior to the date of such payment. Liquidation Event means, whether in a single transaction or series of transactions, the voluntary or involuntary liquidation, dissolution or winding up of the Corporation or such Subsidiaries the assets of which constitute all or substantially all of the assets of the business of the Corporation and its Subsidiaries, taken as a whole.

Conversion

Each holder of Series E will be entitled to convert any portion of the outstanding Series E held by such holder into validly issued, fully paid and non-assessable shares of common stock at the conversion rate. The number of shares of common stock issuable upon conversion of any share of Series E would be determined by dividing (x) the Conversion Amount of such share of Series E by (y) the conversion price. The Series E has a stated value of $0.99 per share; is convertible to common stock at a price of $0.78 per share.

Redemption

Under certain default conditions, the Series E is subject to mandatory redemption in cash equal to 125% of the greater of $0.99 per share ($1.23 per share) or 75% of the market price of the common stock. The Series E has a stated value of $0.99 per share; is convertible to common stock at a price of $0.78 per share. Redemption of the Series E also occurs upon Triggering Events, which are not all entirely within the control of the Company. Due to this redemption option, the Series E is recorded in the mezzanine equity and subject to subsequent measurement under the guidance provided under FASB ASC 480-10-S99-3A, Accounting for Redeemable Equity Investments.